Intangible Assets - Schedule of Goodwill for Cash Generating Units (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,199	£ 1,199
Personal Financial Services
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,169	£ 1,169
Discount rate	16.70%	16.60%
Growth rate beyond initial cash flow projections	1.60%	1.60%
Private Banking
Disclosure of information for cash-generating units [line items]
Goodwill	£ 30	£ 30
Discount rate	14.60%	15.30%
Growth rate beyond initial cash flow projections	1.60%	1.60%